Debt - Summary of Information about Contractual Terms of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Unsecured Loan
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	2.00%
YEAR OF MATURITY	2024
FACE VALUE	$ 18,000	$ 18,000
CARRYING AMOUNT	16,183	15,508
FAIR VALUE	$ 15,383	14,629
2021 Senior Secured Loans
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	8.00%
YEAR OF MATURITY	2024
FACE VALUE	$ 300,000	300,000
CARRYING AMOUNT	301,442	296,553
FAIR VALUE	$ 290,700	275,925
2022 Convertible Notes
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	6.00%
YEAR OF MATURITY	2027
FACE VALUE	$ 56,500	56,500
CARRYING AMOUNT	54,720	54,418
FAIR VALUE	$ 49,773	49,476
Instrument Financing Loans
Borrowings [Line Items]
CURRENCY	EUR
FACE VALUE	$ 36	76
CARRYING AMOUNT	36	76
FAIR VALUE	$ 36	$ 76
Instrument Financing Loans | Minimum
Borrowings [Line Items]
NOMINAL INTEREST RATE	1.70%
YEAR OF MATURITY	2022
Instrument Financing Loans | Maximum
Borrowings [Line Items]
NOMINAL INTEREST RATE	2.60%
YEAR OF MATURITY	2023